OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

Other assets were the following at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
Lease receivable	$6,095,050	$4,700,923
Sponsorship network	—	116,828
Restricted Cash	97,600	—
Other	404,382	337,930
Total other assets	$6,597,032	$5,155,681